INTANGIBLE ASSETS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Reconciliation of intangible assets
Beginning Balance		Rp 6,446
Ending Balance	$ 487	6,846	Rp 6,446
Fully amortised intangible assets still utilized		7,077	5,526
Goodwill
Reconciliation of intangible assets
Beginning Balance		1,411
Ending Balance		1,311	1,411
Software
Reconciliation of intangible assets
Beginning Balance		4,080
Ending Balance		Rp 4,825	Rp 4,080
Software | Minimum
Reconciliation of intangible assets
Remaining amortization periods	1 year	1 year	1 year	1 year
Software | Maximum
Reconciliation of intangible assets
Remaining amortization periods	6 years	6 years	5 years	5 years
License
Reconciliation of intangible assets
Beginning Balance		Rp 3
Ending Balance		0	Rp 3
Other intangible assets
Reconciliation of intangible assets
Beginning Balance		952
Ending Balance		710	952
Gross or Cost
Reconciliation of intangible assets
Beginning Balance		15,579	12,527
Additions		2,288	2,457
Acquisition			846
Deductions		(240)	(296)
Reclassifications/translations		57	45
Ending Balance		17,684	15,579	Rp 12,527
Gross or Cost | Goodwill
Reconciliation of intangible assets
Beginning Balance		1,432	1,066
Acquisition			467
Deductions			(104)
Reclassifications/translations		(4)	3
Ending Balance		1,428	1,432	1,066
Gross or Cost | Software
Reconciliation of intangible assets
Beginning Balance		12,480	10,680
Additions		2,282	1,942
Deductions		(166)	(166)
Reclassifications/translations		92	24
Ending Balance		14,688	12,480	10,680
Gross or Cost | License
Reconciliation of intangible assets
Beginning Balance		96	94
Additions		3	4
Deductions			(12)
Reclassifications/translations		(5)	10
Ending Balance		94	96	94
Gross or Cost | Other intangible assets
Reconciliation of intangible assets
Beginning Balance		1,571	687
Additions		3	511
Acquisition			379
Deductions		(74)	(14)
Reclassifications/translations		(26)	8
Ending Balance		1,474	1,571	687
Accumulated depreciation and amortization
Reconciliation of intangible assets
Beginning Balance		(9,133)	(7,495)
Amortization		(1,730)	(1,667)
Impairment losses		(104)
Deductions		124	87
Reclassifications/translations		5	(58)
Ending Balance		(10,838)	(9,133)	(7,495)
Accumulated depreciation and amortization | Goodwill
Reconciliation of intangible assets
Beginning Balance		(21)	(21)
Impairment losses		(104)
Reclassifications/translations		8
Ending Balance		(117)	(21)	(21)
Accumulated depreciation and amortization | Software
Reconciliation of intangible assets
Beginning Balance		(8,400)	(6,896)
Amortization		(1,545)	(1,165)
Deductions		124	71
Reclassifications/translations		(42)	(410)
Ending Balance		(9,863)	(8,400)	(6,896)
Accumulated depreciation and amortization | License
Reconciliation of intangible assets
Beginning Balance		(93)	(81)
Amortization		(9)	(357)
Deductions			2
Reclassifications/translations		8	343
Ending Balance		(94)	(93)	(81)
Accumulated depreciation and amortization | Other intangible assets
Reconciliation of intangible assets
Beginning Balance		(619)	(497)
Amortization		(176)	(145)
Deductions			14
Reclassifications/translations		31	9
Ending Balance		(764)	(619)	Rp (497)
Allowance for expected credit losses
Reconciliation of intangible assets
Goodwill			Rp 0
Allowance for expected credit losses | Sigma
Reconciliation of intangible assets
Goodwill		(88)
Allowance for expected credit losses | Contact Centres Australia Pty Ltd
Reconciliation of intangible assets
Goodwill		(14)
Allowance for expected credit losses | Platform Tiketapasaja.com
Reconciliation of intangible assets
Goodwill		Rp (2)